Share capital	12 Months Ended
Mar. 31, 2022
Share Capital, Reserves And Other Equity Interest [Abstract]
Share capital
27. Share capital

Ordinary share capital represents the total number of shares issued which are publicly traded. We also disclose the number of treasury shares the Company holds, which are shares that the Company has bought itself, predominantly to actively manage scrip issuances and settle employee share option and reward plan liabilities.
Share capital is accounted for as an equity instrument. An equity instrument is any contract that includes a residual interest in the consolidated assets of the Company after deducting all its liabilities and is recorded at the proceeds received, net of direct issue costs, with an amount equal to the nominal amount of the shares issued included in the share capital account and the balance recorded in the share premium account.

	Allotted, called-up and fully paid
	million	£m
At 1 April 2020	3,780	470
Issued during the year in lieu of dividends¹	35	4
At 31 March 2021	3,815	474
Issued during the year in lieu of dividends¹	89	11
At 31 March 2022	3,904	485
1.    The issue of shares under the scrip dividend programme is considered to be a bonus issue under the terms of the Companies Act 2006, and the nominal value of the shares is charged to the share premium account.
The share capital of the Company consists of ordinary shares of 12 204⁄473 pence nominal value each including ADSs. The ordinary shares and ADSs allow holders to receive dividends and vote at general meetings of the Company. The Company holds treasury shares but may not exercise any rights over these shares including the entitlement to vote or receive dividends. There are no restrictions on the transfer or sale of ordinary shares.
In line with the provisions of the Companies Act 2006, the Company has amended its Articles of Association and ceased to have authorised share capital.
The Company has implemented a share forfeiture programme following the completion of a tracing and notification exercise to any shareholders who have not had contact with the Company over the past 12 years, in accordance with the provisions set out in the Company’s Articles of Association. Under the share forfeiture programme, the shares and dividends associated with shares of untraced members have been forfeited, with the resulting proceeds transferred to the Company to use in line with the Company’s corporate responsibility strategy. During the financial year, the Company received £16 million of proceeds from the sale of untraced shares and derecognised £32 million of liabilities related to unclaimed dividends, which are reflected in share premium and the income statement respectively.
Treasury shares
At 31 March 2022, the Company held 259 million (2021: 266 million) of its own shares. The market value of these shares as at 31 March 2022 was £3,038 million (2021: £2,296 million).
For the benefit of employees and in connection with the operation of the Company’s various share plans, the Company made the following transactions in respect of its own shares during the year ended 31 March 2022:
i.    During the year, 4 million (2021: 4 million) treasury shares were gifted to National Grid Employee Share Trusts and 2 million (2021: 2 million) treasury shares were re-issued in relation to employee share schemes, in total representing 0.2% (2021: 0.2%) of the ordinary shares in issue as at 31 March 2022. The nominal value of these shares was £1 million (2021: £1 million) and the total proceeds received were £17 million (2021: £17 million). National Grid settles share awards under its Long Term Incentive Plan and the Save As You Earn scheme, by the transfer of treasury shares to its employee share trusts.
ii.    During the year, the Company made payments totalling £3 million (2021: £2 million) to National Grid Employee Share Trusts to enable the Trustees to make purchases of National Grid plc shares to settle share awards in relation to all employee share plans and discretionary reward plans. The cost of such purchases is deducted from retained earnings in the period that the transaction occurs.
The maximum number of ordinary shares held in treasury during the year was 266 million (2021: 272 million) representing 6.8% (2021: 7.1%) of the ordinary shares in issue as at 31 March 2022 and having a nominal value of £33 million (2021: £34 million).